American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2030 Portfolio
October 31, 2025

One Choice Blend+ 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 35.7%
Avantis U.S. Equity Fund G Class	583,121	12,344,664
Avantis U.S. Small Cap Value Fund G Class	81,970	1,456,609
Focused Large Cap Value Fund G Class	1,203,035	13,341,659
Growth Fund G Class	170,995	12,463,821
Heritage Fund G Class	51,008	1,641,439
Mid Cap Value Fund G Class	164,032	2,685,197
Small Cap Growth Fund G Class	56,636	1,497,444
		45,430,833
Domestic Fixed Income Funds — 35.2%
Avantis Core Fixed Income Fund G Class	3,273,048	27,886,372
High Income Fund G Class	668,624	5,870,517
Inflation-Adjusted Bond Fund G Class	435,015	4,719,915
Short Duration Fund G Class	225,976	2,228,122
Short Duration Inflation Protection Bond Fund G Class	382,348	4,125,536
		44,830,462
International Equity Funds — 17.9%
Avantis Emerging Markets Equity Fund G Class	143,212	2,169,661
Avantis International Equity Fund G Class	672,936	10,242,091
Focused International Growth Fund G Class	191,779	3,810,642
Global Real Estate Fund G Class	132,429	1,834,138
International Small-Mid Cap Fund G Class	49,162	595,350
International Value Fund G Class	379,709	4,214,775
		22,866,657
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	259,860	2,463,474
Global Bond Fund G Class	1,329,755	11,834,816
		14,298,290
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $114,393,963)		127,426,242
OTHER ASSETS AND LIABILITIES — 0.0%		(5,048)
TOTAL NET ASSETS — 100.0%		$127,421,194

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$14,949	$343	$3,594	$647	$12,345	583	$353	—
Avantis U.S. Small Cap Value Fund	1,396	97	125	89	1,457	82	9	—
Focused Large Cap Value Fund	12,769	1,168	887	292	13,342	1,203	26	$83
Growth Fund	12,018	507	1,222	1,161	12,464	171	95	—
Heritage Fund	1,638	95	89	(3)	1,641	51	2	—
Mid Cap Value Fund	2,607	224	182	36	2,685	164	(1)	16
Small Cap Growth Fund	1,402	99	99	95	1,497	57	5	—
Avantis Core Fixed Income Fund	28,455	2,164	3,194	461	27,886	3,273	13	332
High Income Fund	5,971	338	476	37	5,870	669	5	109
Inflation-Adjusted Bond Fund	4,748	182	336	126	4,720	435	(10)	—
Short Duration Fund	2,133	219	133	9	2,228	226	—	28
Short Duration Inflation Protection Bond Fund	4,104	242	276	56	4,126	382	2	—
Avantis Emerging Markets Equity Fund	2,156	44	236	206	2,170	143	15	—
Avantis International Equity Fund	6,543	3,802	675	572	10,242	673	17	—
Focused International Growth Fund	3,586	272	208	161	3,811	192	2	—
Global Real Estate Fund	1,742	116	107	83	1,834	132	2	—
International Small-Mid Cap Fund	595	24	61	37	595	49	4	—
International Value Fund	3,996	271	306	254	4,215	380	10	—
Emerging Markets Debt Fund	2,501	115	237	84	2,463	260	4	63
Global Bond Fund	11,960	857	1,092	110	11,835	1,330	(5)	178
	$125,269	$11,179	$13,535	$4,513	$127,426	10,455	$548	$809
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.